Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Trading and manufacturing	$ 11,437	$ 13,745	$ 18,326
Engineering	8,776	8,560	9,010
Total revenues	20,213	22,305	27,336
Cost of revenues
Trading and manufacturing	(8,810)	(10,861)	(14,266)
Engineering	(6,512)	(5,703)	(6,610)
Total cost of revenues	(15,322)	(16,564)	(20,876)
Gross profit	4,891	5,741	6,460
Selling and administrative expenses	(6,565)	(7,119)	(6,598)
Operating loss	(1,674)	(1,378)	(138)
Interest income	60	42	37
Other income, net	82	9	71
Gain/(loss) on disposal of fixed assets	328	1	(10)
Loss before income taxes and equity in profit of affiliates	(1,204)	(1,326)	(40)
Income benefit/(taxes)	63	(154)	(218)
Equity in profit of affiliates	1,131	723	595
Net (loss)/income for the year	(10)	(757)	337
Less: net loss/(income) attributable to non-controlling interest	531	(330)	(305)
Net income/(loss) attributable to the Company	$ 521	$ (1,087)	$ 32
Net income/(loss) per ordinary share
- Basic	$ 0.25	$ (0.52)	$ 0.015
- Diluted	$ 0.25	$ (0.51)	$ 0.015
Weighted average number of ordinary shares outstanding
- Basic	2,087,922	2,099,894	2,114,992
- Diluted	2,102,199	2,143,375	2,163,006